RISK MANAGEMENT - Schedule of Foreign Exchange Risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 23,637,914			R$ 26,274,943
Currency risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	3,427,037			4,093,383
Liabilities and equity	(39,156,408)			(43,491,366)
Net exposure	(35,729,371)	$ (6,493,416)		(39,397,983)	$ (6,362,415)
Currency risk | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(21,818,077)			(13,720,427)
Currency risk | Exposure to US$ | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(12,583,452)			(21,250,461)
Currency risk | Exposure to US$ | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(397,365)			(1,182,368)
Currency risk | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(2,847,888)			(3,356,243)
Currency risk | Exposure to US$ | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(2,203)			(3,373)
Currency risk | Exposure to US$ | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(1,507,285)			(3,947,439)
Currency risk | Exposure to US$ | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(138)			(31,055)
Currency risk | Exposure to US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	560,717			76,267
Currency risk | Exposure to US$ | Long-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0			0
Currency risk | Exposure to US$ | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	217,266			687,396
Currency risk | Exposure to US$ | Deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,588,149			3,257,360
Currency risk | Exposure to US$ | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	60,905			72,360
Currency risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	127,423			1,030,968
Liabilities and equity	(1,600)			(15)
Net exposure	125,823		€ 19,450	1,030,953		€ 160,178
Currency risk | Exposure to € | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	0			0
Currency risk | Exposure to € | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	0			0
Currency risk | Exposure to € | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	0			0
Currency risk | Exposure to € | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(1,516)			0
Currency risk | Exposure to € | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	0			0
Currency risk | Exposure to € | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	0			0
Currency risk | Exposure to € | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	(84)			(15)
Currency risk | Exposure to € | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	12,237			6,420
Currency risk | Exposure to € | Long-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0			1,004,505
Currency risk | Exposure to € | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	11,469			2,927
Currency risk | Exposure to € | Deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	74,253			11,581
Currency risk | Exposure to € | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 29,464			R$ 5,535